Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	4.86270%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,095,160.91

Principal:
Principal Collections	$14,830,441.67
Prepayments in Full	$6,235,323.91
Liquidation Proceeds	$187,587.11
Recoveries	$66,323.96
Sub Total	$21,319,676.65
Collections	$22,414,837.56

Purchase Amounts:
Purchase Amounts Related to Principal	$48,146.22
Purchase Amounts Related to Interest	$286.70
Sub Total	$48,432.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,463,270.48

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	36
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,463,270.48
Servicing Fee	$298,589.95	$298,589.95	$0.00	$0.00	$22,164,680.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,164,680.53
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,164,680.53
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,164,680.53
Interest - Class A-3 Notes	$238,339.22	$238,339.22	$0.00	$0.00	$21,926,341.31
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$21,325,127.81
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,325,127.81
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$21,126,568.56
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,126,568.56
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$20,989,239.06
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,989,239.06
Regular Principal Payment	$19,244,475.79	$19,244,475.79	$0.00	$0.00	$1,744,763.27
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,744,763.27
Residual Released to Depositor	$0.00	$1,744,763.27	$0.00	$0.00	$0.00
Total		$22,463,270.48

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,244,475.79
Total					$19,244,475.79

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,244,475.79	$37.08	$238,339.22	$0.46	$19,482,815.01	$37.54
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$19,244,475.79	$12.19	$1,175,441.47	$0.74	$20,419,917.26	$12.93

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$63,840,863.82	0.1229980	$44,596,388.03	0.0859209
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$299,960,863.82	0.1899761	$280,716,388.03	0.1777879

Pool Information
Weighted Average APR	3.772%	3.800%
Weighted Average Remaining Term	27.68	26.95
Number of Receivables Outstanding	22,268	21,379
Pool Balance	$358,307,939.47	$336,742,544.21
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$332,177,592.05	$312,609,635.33
Pool Factor	0.2052984	0.1929422

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$24,132,908.88
Targeted Overcollateralization Amount	$56,026,156.18
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$56,026,156.18

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$263,896.35
(Recoveries)		95	$66,323.96
Net Loss for Current Collection Period			$197,572.39
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6617%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7352%
Second Prior Collection Period			0.0441%
Prior Collection Period			1.1864%
Current Collection Period			0.6822%
Four Month Average (Current and Prior Three Collection Periods)			0.6620%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,598	$13,591,382.94
(Cumulative Recoveries)			$2,438,212.95
Cumulative Net Loss for All Collection Periods			$11,153,169.99
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6390%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,231.48
Average Net Loss for Receivables that have experienced a Realized Loss			$4,292.98

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.80%	245	$6,077,439.04
61-90 Days Delinquent	0.21%	36	$710,751.85
91-120 Days Delinquent	0.09%	13	$298,224.67
Over 120 Days Delinquent	0.29%	35	$979,103.71
Total Delinquent Receivables	2.40%	329	$8,065,519.27

Repossession Inventory:
Repossessed in the Current Collection Period		23	$590,519.39
Total Repossessed Inventory		31	$850,998.62

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4089%
Prior Collection Period			0.4446%
Current Collection Period			0.3929%
Three Month Average			0.4155%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5904%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	36

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	71	$1,511,459.27
2 Months Extended	103	$2,595,697.97
3+ Months Extended	24	$511,935.72

Total Receivables Extended	198	$4,619,092.96
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer